Operations (Details 1) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Operations
Total net identifiable assets at fair value	R$ 4,575,159
Goodwill on acquisition (Note 16)	2,636,426
Total consideration	R$ 7,211,585